Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (14,299,254)	$ 4,064,690
Items not involving cash:
Depreciation, depletion and amortization	1,661,104	1,163,263
Accretion of asset retirement obligations	71,315	12,621
Loss on disposition of fixed asset	12,564
Impairment of oil and gas properties	12,204,761
Gain on sale of oil and gas properties		(9,876,510)
Unrealized derivative gain	(47,250)	(436,280)
Deferred taxes		4,784,000
Equity investment income	(4,880)
Net change in:
Accounts receivable	(2,201,347)	303,696
Prepaid expenses, deposits and other current assets	(55,657)	(268,812)
Accounts payable, accrued liabilities and firm transportation contracts	2,865,979	(42,262)
Due to related parties	(3,090,174)	(2,429,840)
Net cash used in operating activities	(2,882,839)	(2,725,434)
Cash flows from investing activities:
Acquisition and development of properties and equipment	(30,136,178)	(3,863,586)
Proceeds from disposition of assets		30,985,721
Investment in affiliate	(48,375)	(560,000)
Other long-term assets	(48,562)	22,410
Net cash (used in) provided by investing activities	(30,233,115)	26,584,545
Cash flows from financing activities:
Issue common stock	30,000,000
Offering costs	(1,808,376)
Issue of non-controlling interests in subsidiary		4,236
Treasury share purchase	(152,823)
Proceeds from notes payable	12,192,000	1,622,258
Payments on notes payable	(6,800,000)	(23,553,108)
Distribution to non-controlling interest		(1,122,258)
Net cash provided by (used in) financing activities	33,430,801	(23,048,872)
Net increase in cash and cash equivalents	314,847	810,239
Cash and cash equivalents, beginning of period	845,054	208,295
Cash and cash equivalents, end of period	$ 1,159,901	$ 1,018,534